United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-10625

(Investment Company Act File Number)

Federated Core Trust II, L.P.

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  12/31/09

Date of Reporting Period:  Quarter ended 3/31/09

Item 1.                      Schedule of Investments

Market Plus Core Fund

Portfolio of Investments

March 31, 2009 (unaudited)

Principal Amount or Shares			Value
		ADJUSTABLE RATE MORTGAGES--28.8%
		Federal Home Loan Mortgage Corporation--23.9%
$2,916,495		Federal Home Loan Mortgage Corp., 5.432%, 12/1/2035	$3,003,671
2,332,063		Federal Home Loan Mortgage Corp., 5.593%, 6/1/2036	2,366,792
		TOTAL	5,370,463
		Federal National Mortgage Association—4.9%
19,407		Federal National Mortgage Association, 3.840%, 4/1/2035	19,807
18,072		Federal National Mortgage Association, 4.420%, 6/1/2035	18,154
237,201		Federal National Mortgage Association, 4.540%, 5/1/2033	237,338
745,709		Federal National Mortgage Association, 4.850%, 4/1/2036	756,433
76,943		Federal National Mortgage Association, 5.220%, 5/1/2036	78,427
		TOTAL	1,110,159
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $6,349,185)	6,480,622
		ASSET-BACKED SECURITIES--8.7%
		Auto Receivables--3.3%
40,465		Americredit Prime Automobile Receivables Trust 2007-2M, 0.913%, 11/08/2010	39,971
275,000		Carmax Auto Owner Trust 2007-3, 0.956%, 12/15/2011	269,470
450,000		Huntington Auto Trust 2008-1, 2.056%, 4/16/2012	433,039
		TOTAL	742,480
		Credit Card--1.0%
225,000		Bank One Issuance Trust 2004-B2, Series 2002-A6, 0.746%, 6/15/2012	223,226
		Home Equity Loan--2.6%
11,659		Asset-Backed Funding Certificate 2005-OPT1 A1MZ, 0.871%, 7/25/2035	6,289
13,535		Asset-Backed Securities Corp. Home Equity Loan Trust 2005-HE5, 0.791%, 6/25/2035	12,023
310,000		Capital One Multi-Asset Execution Trust 2004-B6, 4.150%, 7/16/2012	288,573
46,495		GSAA Home Equity Trust 2005-15 1A2, 0.901%, 1/25/2036	8,031
75,000		GSAA Home Equity Trust 2005MTR1 A3, 0.831%, 10/25/2035	15,907
44,397		GSAMP Trust 2005-SEA2 A1, 0.871%, 1/25/2045	34,044
280,000		Morgan Stanley ABS Capital I 2004-OP1 M3, 1.201%, 11/25/2034	154,053
22,041		Morgan Stanley ABS Capital I 2005-HE3, 0.901%, 7/25/2035	17,984
68,742		Option One Mortgage Loan Trust 2005-1 A1B, 0.851%, 2/25/2035	46,168
11,645		Popular ABS Mortgage Pass-Through Trust 2005-5 AV2B, 0.781%, 11/25/2035	8,436
		TOTAL	591,508
		Non-Agency Mortgage--1.8%
410,889		Countrywide Alternative Loan Trust 2007-OA9, 0.871%, 6/25/2047	96,570
433,352		Harborview Mortgage Loan Trust 2007-1, 0.686%, 4/19/2038	159,775
30,005		Harborview Mortgage Loan Trust 2006-1 2A1A, 0.796%, 3/19/2037	10,925
476,353	[1,2]	KLIO Funding Ltd. 2004-1A A1, 1.783%, 4/23/2039	71,842
59,023		Washington Mutual 2003-S4 1A3, 1.021%, 6/25/2018	50,335
20,581		Washington Mutual 2005-AR17 A-1A1, 0.791%, 12/25/2045	8,583
		TOTAL	398,030
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,248,312)	1,955,244
		COLLATERALIZED MORTGAGE OBLIGATIONS--4.4%
		Federal Home Loan Mortgage Corporation--0.6%
80,995		Federal Home Loan Mortgage Corp. REMIC 2395 FA, 1.156%, 6/15/2029	79,283
61,492		Federal Home Loan Mortgage Corp. REMIC 2395 FT, 1.006%, 12/15/2031	59,507
		TOTAL	138,790
		Federal National Mortgage Association--1.0%
82,902		Federal National Mortgage Association REMIC 0287A FB, 1.032%, 10/25/2031	82,652
113,321		Federal National Mortgage Association REMIC 1993-179 FJ, 1.713%, 10/25/2023	112,665
33,150		Federal National Mortgage Association REMIC 1993-247 FM, 3.655%, 12/25/2023	33,643
		TOTAL	228,960
		Non-Agency Mortgage--2.8%
310,476		Citigroup Mortgage Loan Trust 2004-UST1 A2, 3.481%, 8/25/2034	216,120
252,208		Washington Mutual 2006-AR1 2A1B, 2.703%, 1/25/2046	74,939
346,966		Washington Mutual 2006-AR15 1A, 2.473%, 11/25/2046	108,780
279,553		Washington Mutual 2006-AR17 1A, 2.453%, 12/25/2046	89,222
123,205		Washington Mutual 2002-AR6, 3.033%, 6/25/2042	89,503
344,146		Washington Mutual Mortgage Pass-Through Certificates 2007-OA3 DA1C, 0.841%, 4/25/2047	54,035
		TOTAL	632,599
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $2,028,749)	1,000,349
		CORPORATE BONDS--22.0%
		Communications - Telecom Wireless--2.5%
600,000		Vodafone Group PLC, Note, 1.536%, 2/27/2012	550,137
		Communications - Telecom Wirelines--2.9%
300,000		Telecom Italia Capital, Note, 1.650%, 2/01/2011	257,579
400,000		Telefonica SA, Floating Rate Note, 1.587%, 6/19/2009	399,364
		TOTAL	656,943
		Consumer Cyclical - Entertainment--2.3%
515,000		Time Warner, Inc., Floating Rate Note, 1.461%, 11/13/2009	505,388
		Energy - Independent--1.2%
280,000		Anadarko Petroleum Corp., Floating Rate Note, 1.720%, 9/15/2009	279,029
		Financial Institution - Banking--9.1%
900,000		Chase Manhattan Corp., Company Guarantee, 1.670%, 2/01/2027	363,289
900,000		NationsBank Capital Trust III, Bond, 1.644%, 1/15/2027	306,390
40,000		Popular North America, Inc., 1.812%, 4/06/2009	39,992
1,100,000		State Street Capital Trust IV, 2.320%, 6/15/2037	417,493
900,000		Wachovia Capital Trust II, Company Guarantee, 1.594%, 1/15/2027	427,500
900,000		Wells Fargo Capital II, Company Guarantee, 1.674%, 1/30/2027	499,517
		TOTAL	2,054,181
		Financial Institution - Brokerage--0.4%
50,000		Goldman Sachs Group, Inc., Floating Rate Note, 1.831%, 9/29/2014	36,505
50,000		Morgan Stanley Group, Inc., 1.392%, 1/18/2011	45,063
		TOTAL	81,568
		Financial Institution - Finance Noncaptive--2.8%
400,000		American Express Credit Corp., Floating Rate Note, 1.920%, 5/27/2010	377,766
310,000		CIT Group, Inc., Sr. Note, 1.481%, 2/13/2012	186,775
250,000		Capmark Financial Group, Inc., Company Guarantee, 3.391%, 5/10/2010	67,813
		TOTAL	632,354
		Financial Institution - Insurance - P&C--0.8%
30,000		CNA Financial Corp., 6.500%, 8/15/2016	21,503
500,000	[1,2]	ZFS Finance USA Trust III, Floating Rate Note, 2.470%, 12/15/2065	150,280
		TOTAL	171,783
		TOTAL CORPORATE BONDS (IDNETIFIED COST $8,330,202)	4,931,383
		U.S. TREASURY--19.6%
4,400,000	[3,4]	United States Treasury Bill, 0.195%, 7/2/2009 (IDENTIFIED COST $4,397,076)	4,397,723
		MUTUAL FUNDS--5.8%[5]
216,424		High Yield Bond Portfolio	1,023,684
268,825	[6]	Prime Value Obligations Fund, Institutional Shares, 1.07%	268,825
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $1,273,113)	1,292,509
		TOTAL INVESTMENTS—89.3% (IDENTIFIED COST $25,626,637)[7]	20,057,830
		OTHER ASSETS AND LIABILITIES – NET—10.7%[8]	2,408,046
		TOTAL NET ASSETS—100%	$22,465,876

At March 31, 2009, the Fund had the following outstanding futures contracts:
	Description	Number of Contracts		Notional Value	Expiration Date		Unrealized Appreciation
	9S&P 500 Index Long Futures	7		$1,390,900	June 2009		$181,369

At March 31, 2009, the Fund had the following open swap contract:
	Total Return Swap Counterparty	Reference Entity	Buy/Sell	Pay/ Receive Fixed Rate	Expiration Date	Notional Amount	Value
	JPMorgan Chase Bank N.A.	S&P 500 Total Return	Buy	1.28%	9/4/2009	$18,722,314	$2,251,277
Unrealized Appreciation on Futures Contracts and Value of Swap Contract is included in “Other Assets and Liabilities – Net”.

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2009, these restricted securities amounted to $222,122, which represented 1.0% of total net assets.

2
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At March 31, 2009, these liquid restricted securities amounted to $222,122, which represented 1.0% of total net assets.

3	Discount rate at the time of purchase.
4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	Affiliated companies.
6	7-Day net yield.
7
At March 31, 2009, the cost of investments for federal tax purposes was $25,626,637. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts and swap contracts was $5,568,807. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $163,215 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,732,022.

8
Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of a purchase of investments on March 31, 2009. These assets were not invested in portfolio securities as of March 31, 2009.

9	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices and Investments in Mutual Funds	$ 1,292,509	$ 181,369
Level 2 – Other Significant Observable Inputs	18,765,321	2,251,277
Level 3 – Significant Unobservable Inputs	----	----
Total	$ 20,057,830	$ 2,432,646

* Other financial instruments include futures contracts and a swap contract.

The following acronym is used throughout this portfolio:

REMIC	--Real Estate Mortgage Investment Conduit

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Core Trust II, L.P.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	May 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	May 21, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	May 19, 2009